Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,873,595.25

Principal:
Principal Collections	$14,221,368.63
Prepayments in Full	$9,879,464.11
Liquidation Proceeds	$389,675.58
Recoveries	$61,985.12
Sub Total	$24,552,493.44
Collections	$26,426,088.69

Purchase Amounts:
Purchase Amounts Related to Principal	$265,197.06
Purchase Amounts Related to Interest	$1,770.83
Sub Total	$266,967.89

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,693,056.58

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	18
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$26,693,056.58
Servicing Fee	$455,168.66	$455,168.66	$0.00	$0.00	$26,237,887.92
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,237,887.92
Interest - Class A-2 Notes	$8,680.75	$8,680.75	$0.00	$0.00	$26,229,207.17
Interest - Class A-3 Notes	$138,635.00	$138,635.00	$0.00	$0.00	$26,090,572.17
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$26,037,189.92
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,037,189.92
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$26,010,626.92
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,010,626.92
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$25,989,060.92
Third Priority Principal Payment	$160,950.43	$160,950.43	$0.00	$0.00	$25,828,110.49
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$25,793,569.82
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,793,569.82
Regular Principal Payment	$23,378,420.66	$23,378,420.66	$0.00	$0.00	$2,415,149.16
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,415,149.16
Residuel Released to Depositor	$0.00	$2,415,149.16	$0.00	$0.00	$0.00
Total		$26,693,056.58

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$160,950.43
Regular Principal Payment					$23,378,420.66
Total					$23,539,371.09
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$23,539,371.09	$68.69	$8,680.75	$0.03	$23,548,051.84	$68.72
Class A-3 Notes	$0.00	$0.00	$138,635.00	$0.43	$138,635.00	$0.43
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$23,539,371.09	$21.94	$283,367.67	$0.26	$23,822,738.76	$22.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$26,042,250.93	0.0759914	$2,502,879.84	0.0073034
Class A-3 Notes	$326,200,000.00	1.0000000	$326,200,000.00	1.0000000
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$521,492,250.93	0.4859906	$497,952,879.84	0.4640538

Pool Information
Weighted Average APR	4.155%	4.143%
Weighted Average Remaining Term	42.34	41.47
Number of Receivables Outstanding	30,765	29,996
Pool Balance	$546,202,388.98	$521,244,123.96
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$524,205,045.56	$500,291,300.50
Pool Factor	0.4983379	0.4755668

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$7,818,661.86
Yield Supplement Overcollateralization Amount	$20,952,823.46
Targeted Overcollateralization Amount	$23,291,244.12
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$23,291,244.12

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	18

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		79	$202,559.64
(Recoveries)		49	$61,985.12
Net Losses for Current Collection Period			$140,574.52
Cumulative Net Losses Last Collection Period			$3,283,196.46
Cumulative Net Losses for all Collection Periods			$3,423,770.98

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.31%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.42%	367	$7,377,134.58
61-90 Days Delinquent	0.17%	40	$876,989.12
91-120 Days Delinquent	0.08%	15	$417,056.70
Over 120 Days Delinquent	0.09%	21	$450,331.79
Total Delinquent Receivables	1.75%	443	$9,121,512.19

Repossession Inventory:
Repossessed in the Current Collection Period		14	$333,527.01
Total Repossessed Inventory		26	$663,013.93

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5085%
Preceding Collection Period			0.5419%
Current Collection Period			0.3161%
Three Month Average			0.4555%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2245%
Preceding Collection Period			0.2113%
Current Collection Period			0.2534%
Three Month Average			0.2297%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer